SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Net Income (Loss) per Common Share (Details) - USD ($)	1 Months Ended	3 Months Ended						8 Months Ended	9 Months Ended		12 Months Ended
	Jan. 30, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net Income (loss)	$ (106)	$ 77,269	$ 582,035	$ 315,350	$ (266)	$ (23,403)	$ (1,782)	$ 974,760	$ 974,654	$ (25,584)	$ (25,850)
Basic
Total number of ordinary shares - Basic		10,295,800							10,295,800
Total income allocated by class, Basic		$ 77,269							$ 974,654
Less: Accretion allocated based on ownership percentage		(221,598)							(3,331,231)
Plus: Accretion applicable to the redeemable class, Basic		221,598							3,331,231
Total income (loss) by class		$ 77,269							$ 974,654
Weighted average common shares outstanding basic (in shares)							2,156,250				2,207,842
Basic income (loss) per share (in dollars per share)							$ (0.001)				$ (0.01)
Diluted
Total number of ordinary shares - Diluted		11,125,380							11,125,380
Total income allocated by class, Diluted		$ 77,269							$ 974,654
Less: Accretion allocated based on ownership percentage, Diluted		(221,598)							(3,331,213)
Plus: Accretion applicable to the redeemable class, Diluted		221,598							3,331,213
Total income (loss) by class, Diluted		$ 77,269							$ 974,654
Weighted average common shares outstanding diluted (in shares)							2,156,250				2,207,842
Diluted income (loss) per share (in dollars per share)							$ (0.001)				$ (0.01)
Redeemable Shares
Basic
Total number of ordinary shares - Basic		8,000,000							8,000,000
Ownership percentage, Basic		78.00%							78.00%
Total income allocated by class, Basic		$ 60,270							$ 760,313
Less: Accretion allocated based on ownership percentage		(172,846)							(2,589,346)
Plus: Accretion applicable to the redeemable class, Basic		221,598							3,331,231
Total income (loss) by class		$ 109,021							$ 1,493,180
Weighted average common shares outstanding basic (in shares)		8,000,000				2,300,000			7,120,879	2,300,000
Basic income (loss) per share (in dollars per share)		$ 0.01				$ (0.01)			$ 0.21	$ (0.01)
Diluted
Total number of ordinary shares - Diluted		8,800,000							8,800,000
Ownership percentage, Diluted		79.00%							79.00%
Total income allocated by class, Diluted		$ 61,043							$ 770,060
Less: Accretion allocated based on ownership percentage, Diluted		(175,062)							(2,631,658)
Plus: Accretion applicable to the redeemable class, Diluted		221,598							3,331,213
Total income (loss) by class, Diluted		$ 107,578							$ 1,469,615
Weighted average common shares outstanding diluted (in shares)		8,800,000							7,832,967
Diluted income (loss) per share (in dollars per share)		$ 0.01							$ 0.19
Non-Redeemable Shares
Basic
Total number of ordinary shares - Basic		2,295,800							2,295,800
Ownership percentage, Basic		22.00%							22.00%
Total income allocated by class, Basic		$ 16,999							$ 214,341
Less: Accretion allocated based on ownership percentage		(48,752)							(732,867)
Total income (loss) by class		$ (31,752)							$ (518,526)
Weighted average common shares outstanding basic (in shares)		2,295,800				2,300,000			2,303,954	2,300,000
Basic income (loss) per share (in dollars per share)		$ (0.01)				$ (0.01)			$ (0.23)	$ (0.01)
Diluted
Total number of ordinary shares - Diluted		2,325,380							2,325,380
Ownership percentage, Diluted		21.00%							21.00%
Total income allocated by class, Diluted		$ 16,226							$ 204,594
Less: Accretion allocated based on ownership percentage, Diluted		(46,536)							(699,555)
Total income (loss) by class, Diluted		$ (30,309)							$ (494,961)
Weighted average common shares outstanding diluted (in shares)		2,325,380				2,300,000			2,330,283	2,300,000
Diluted income (loss) per share (in dollars per share)		$ (0.01)				$ (0.01)			$ (0.21)	$ (0.01)